Pension obligations (Schedule of net defined benefit liability (asset)) - (Details) - Pension obligations [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension Obligations [Line Items]
Present value of funded defined benefit obligation	$ 87.1	$ 100.0
Fair value of plan assets	(94.2)	(106.0)	$ (137.7)
Present value of unfunded defined benefit obligation	14.3	15.3
Net liability arising from defined benefit obligation	$ 7.2	$ 9.3